FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2015
Fair value measurement
Fair value, assets measured on recurring basis

	Fair Value Measurement at September 30, 2015 using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at September 30, 2015
	RMB	RMB	RMB	RMB	US$
Short-term investments
Financial products	—	7,096,870,156	—	7,096,870,156	1,116,632,600
Time deposits	—	134,753,177	—	134,753,177	21,202,275
Available-for-sale investments
Tujia	—	—	2,784,302,479	2,784,302,479	438,086,487
LY.com	—	—	2,253,163,385	2,253,163,385	354,516,235
Hanting	852,386,094	—	—	852,386,094	134,115,755
Easy Go	—	—	643,186,701	643,186,701	101,199,997
eHi	717,027,215	—	—	717,027,215	112,818,178
Tuniu	313,860,446	—	—	313,860,446	49,383,291
A travel agency focusing on teenager market	—	—	81,000,000	81,000,000	12,744,666
A big-data advertisement company	—	—	63,556,000	63,556,000	10,000,000
Happy City	—	—	36,328,061	36,328,061	5,715,914
Dining Secretary	—	—	30,556,000	30,556,000	4,807,729

Total	1,883,273,755	7,231,623,333	5,892,092,626	15,006,989,714	2,361,223,127

	Fair Value Measurement at December 31, 2014 using
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable inputs (Level 3)	Fair Value at December 31, 2014
	RMB	RMB	RMB	RMB	US$
Short-term investments
Financial products	—	5,990,483,880	—	5,990,483,880	965,490,746
Time deposits	—	448,370,707	—	448,370,707	72,264,240
Available-for-sale investments
LY.com	—	—	1,547,844,523	1,547,844,523	249,467,254
Hanting	898,828,511	—	—	898,828,511	144,864,860
Easy Go	—	—	627,905,501	627,905,501	101,199,997
eHi	535,024,052	—	—	535,024,052	86,230,225
Tuniu	216,690,294	—	—	216,690,294	34,924,136
A travel agency focusing on teenager market	—	—	81,000,000	81,000,000	13,054,830
A big-data advertisement company	—	—	62,046,000	62,046,000	10,000,000
Happy City	—	—	35,422,062	35,422,062	5,709,000
Dining Secretary	—	—	29,046,000	29,046,000	4,681,365

Total	1,650,542,857	6,438,854,587	2,383,264,086	10,472,661,530	1,687,886,653

Tujia
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2014	—
Fair value of available-for-sale investment of Tujia	2,784,302,479
Fair value of available-for-sale (Level 3) investment as at SeptembeTujiar 30, 2015	2,784,302,479

Fair value of available-for-sale investment (Level 3) as at September 30, 2015 (US$)	438,086,487

LY.com
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2013	—
Investment in common share of LY.com	1,414,285,714
Transfer in and/or out of Level 3	—
The change in fair value of the investment in LY.com	—
Fair value of available-for-sale (Level 3) investment as at September 30, 2014	1,414,285,714

Fair value of available-for-sale(Level 3) investment as at December 31, 2014	1,547,844,523
Investment in common share of LY.com	—
Transfer in and/or out of Level 3	—
The change in fair value of the investment in LY.com	705,318,862
Fair value of available-for-sale (Level 3) investment as at September 30, 2015	2,253,163,385

Fair value of available-for-sale investment (Level 3) as at September 30, 2015 (US$)	354,516,235

Tujia and LY.com
Fair value measurement
Significant unobservable inputs used in the valuation

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital ("WACC")	19%
	Terminal growth rate	3%
	Lack of marketability discount ("LoMD")	28%
Option pricing model	Time to liquidation	3 years
	Risk-free rate	3.43%
	Expected volatility	50.89%
	Probability	Liquidation scenario: 20%
		IPO scenario: 80%
	Dividend yield	Nil

Easy Go
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2013	143,904,165
Investment in Series C Preferred Shares of Easy Go	184,377,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(799,480)
The change in fair value of the investment in Easy Go	293,683,897

Fair value of available-for-sale (Level 3) investment as at September 30, 2014	621,165,582
Fair value of available-for-sale(Level 3) investment as at December 31, 2014	627,905,501
Investment in Series C Preferred Shares of Easy Go	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	15,281,200
The change in fair value of the investment in Easy Go	—

Fair value of available-for-sale (Level 3) investment as at September 30, 2015	643,186,701

Fair value of available-for-sale investment (Level 3) as at September 30, 2015 (US$)	101,199,997

Travel agency focusing on teenager market
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	—
Investment in equity interest of a travel agency focusing on teenager market	81,000,000
Transfer in and/or out of Level 3	—
The change in fair value of the investment in a travel agency focusing on teenager market	—
Fair value of available-for-sale (Level 3) investment as at September 30, 2014	81,000,000

Fair value of available-for-sale (Level 3) investment as at December 31, 2014	81,000,000
Investment in equity interest of a travel agency focusing on teenager market	—
Transfer in and/or out of Level 3	—
The change in fair value of the investment in a travel agency focusing on teenager market	—
Fair value of available-for-sale (Level 3) investment as at September 30, 2015	81,000,000

Fair value of available-for-sale investment (Level 3) as at September 30, 2015 (US$)	12,744,666

Big-data service company
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	—
Investment in Series B Preferred Shares of a big-data advertisement company	61,425,000
Transfer in and/or out of Level 3	—
Effect of exchange rate change	(45,000)
The change in fair value of the investment in a big-data advertisement company	—
Fair value of available-for-sale (Level 3) investment as at September 30, 2014	61,380,000

Fair value of available-for-sale (Level 3) investment as at December 31, 2014	62,046,000
Investment in Series B Preferred Shares of a big-data advertisement company	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	1,510,000
The change in fair value of the investment in a big-data advertisement company	—
Fair value of available-for-sale (Level 3) investment as at September 30, 2015	63,556,000

Fair value of available-for-sale investment (Level 3) as at September 30, 2015 (US$)	10,000,000

Happy City
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale(Level 3) investment as at December 31, 2013	37,358,327
Investment in Series A Preferred Shares of Happy City	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	112,200
The change in fair value of the investment in Happy City	—

Fair value of available-for-sale (Level 3) investment as at September 30, 2014	37,470,527

Fair value of available-for-sale (Level 3) investment as at December 31, 2014	35,422,061
Investment in Series A Preferred Shares of Happy City	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	906,000
The change in fair value of the investment in Happy City	—

Fair value of available-for-sale (Level 3) investment as at September 30, 2015	36,328,061

Fair value of available-for-sale investment (Level 3) as at September 30, 2015 (US$)	5,715,914

Significant unobservable inputs used in the valuation

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital ("WACC")	27.67%
	Terminal growth rate	3%
	Lack of marketability discount ("LoMD")	25%
Option pricing model	Time to liquidation	2.67 years
	Risk-free rate	1.567%
	Expected volatility	45.4%
	Probability	Liquidation scenario: 50% Redemption scenario: 50%
	Dividend yield	Nil

Dining Secretary
Fair value measurement
Reconciliation of fair value measurements

Amount
RMB
Fair value of available-for-sale (Level 3) investment as at December 31, 2013	56,242,365
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	843,000
The change in fair value of the investment in Dining Secretary	—

Fair value of available-for-sale (Level 3) investment as at September 30, 2014	57,085,365
Fair value of available-for-sale (Level 3) investment as at December 31, 2014	29,046,000
Investment in Series B Preferred Shares of Dining Secretary	—
Transfer in and/or out of Level 3	—
Effect of exchange rate change	1,510,000
The change in fair value of the investment in Dining Secretary	—

Fair value of available-for-sale (Level 3) investment as at September 30, 2015	30,556,000

Fair value of available-for-sale investment (Level 3) as at September 30, 2015(US$)	4,807,729

Significant unobservable inputs used in the valuation

Valuation Technique	Unobservable Input	Parameter value
Discounted cash flow	Weighted average cost of capital ("WACC")	27.94%
	Terminal growth rate	3%
	Lack of marketability discount ("LoMD")	25%
Option pricing model	Time to liquidation	3.01 years
	Risk-free rate	4.13%
	Expected volatility	41.4%
	Probability	Liquidation scenario: 45% Redemption scenario: 45% IPO scenario: 10%
	Dividend yield	Nil